LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
This note provides information about the contractual terms of Pembina's interest-bearing long-term debt, which is measured at amortized cost.
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2024	Nominal Interest Rate	Year of Maturity	December 31, 2024	December 31, 2023
Variable rate debt
Senior unsecured credit facilities(1)(2)(3)(4)	3,525	5.35(5)	Various(1)(2)	1,148	778
Fixed rate debt
Senior unsecured medium-term notes series 3	450	4.75	2043	450	450
Senior unsecured medium-term notes series 4	600	4.81	2044	600	600
Senior unsecured medium-term notes series 5	550	3.54	2025	550	550
Senior unsecured medium-term notes series 6	600	4.24	2027	600	600
Senior unsecured medium-term notes series 7	600	3.71	2026	600	600
Senior unsecured medium-term notes series 8	—	2.99	2024	—	650
Senior unsecured medium-term notes series 9	550	4.74	2047	550	550
Senior unsecured medium-term notes series 10	650	4.02	2028	650	650
Senior unsecured medium-term notes series 11	800	4.75	2048	800	800
Senior unsecured medium-term notes series 12	650	3.62	2029	650	650
Senior unsecured medium-term notes series 13	700	4.54	2049	700	700
Senior unsecured medium-term notes series 15	600	3.31	2030	600	600
Senior unsecured medium-term notes series 16	400	4.67	2050	400	400
Senior unsecured medium-term notes series 17	500	3.53	2031	500	500
Senior unsecured medium-term notes series 18	500	4.49	2051	500	500
Senior unsecured medium-term notes series 19	—	5.72	2026	—	300
Senior unsecured medium-term notes series 20	750	5.02	2032	750	—
Senior unsecured medium-term notes series 21	600	5.21	2034	600	—
Senior unsecured medium-term notes series 22	750	5.67	2054	750	—
Senior unsecured medium-term notes series 23	650	5.22	2033	650	—
Total fixed rate loans and borrowings outstanding				10,900	9,100
Deferred financing costs				12	25
Total loans and borrowings				12,060	9,903
Less current portion loans and borrowings				(1,525)	(650)
Total non-current loans and borrowings				10,535	9,253
Subordinated hybrid notes
Subordinated notes, series 1	600	4.80	2081	596	596
(1)    Pembina's unsecured credit facilities include a $1.5 billion revolving facility that matures in June 2029, a $1.0 billion sustainability linked revolving facility that matures in June 2027, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $50 million operating facility that matures in June 2025, which is typically renewed on an annual basis.
(2)    Alliance's unsecured credit facilities include a $270 million term loan, and a U.S. $240 million term loan, both of which mature in December 2025.
(3)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2024 (2023: U.S. $250 million), with the full notional amount hedged using an interest rate swap at 1.47 percent.
(4)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company's net investment in selected foreign operations with a U.S. dollar functional currency.
(5)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2024. Borrowings under the credit facilities bear interest at prime rates, the Canadian Overnight Repo Rate Average ("CORRA"), or the USD Secured Overnight Financing Rate ("SOFR"), plus applicable margins. The impact of interest rate hedges described in the footnote above are not reflected in this figure.
On January 12, 2024, Pembina closed an offering of $1.8 billion aggregate principal amount of senior unsecured medium-term notes (the "January MTN Offering"). The January MTN Offering was conducted in three tranches, consisting of the issuance of $600 million aggregate principal amount of senior unsecured medium-term notes, series 20 (the "Series 20 notes"), having a fixed coupon of 5.02 percent per annum, payable semi-annually and maturing on January 12, 2032; $600 million aggregate principal amount of senior unsecured medium-term notes, series 21, having a fixed coupon of 5.21 percent per annum, payable semi-annually and maturing on January 12, 2034; and $600 million aggregate principal amount of senior unsecured medium-term notes, series 22 (the "Series 22 notes"), having a fixed coupon of 5.67 percent per annum, payable semi-annually and maturing on January 12, 2054.
Pembina used a portion of the net proceeds of the January MTN Offering to repay indebtedness of the Company under the Revolving Facility and for general corporate purposes. Pembina used the remaining net proceeds of the January MTN Offering to fund a portion of the purchase price for the Acquisition.
On January 22, 2024, Pembina's $650 million aggregate principal amount of senior unsecured medium-term notes, series 8, matured and were fully repaid.
On April 18, 2024, Pembina completed an extension on its $1.5 billion Revolving Facility, which now matures on June 1, 2029, and an extension on its $50 million operating facility, which now matures on June 1, 2025.
On June 28, 2024, Pembina closed an offering of $950 million aggregate principal amount of senior unsecured medium-term notes (the "June MTN Offering"). The June MTN Offering was conducted in three tranches, consisting of the issuance of $650 million aggregate principal amount of senior unsecured medium-term notes, series 23 (the "Series 23 notes") having a fixed coupon of 5.22 percent per annum, payable semi-annually and maturing on June 28, 2033; $150 million aggregate principal amount issued through a re-opening of the Series 20 notes; and $150 million aggregate principal amount issued through a re-opening of the Series 22 notes. The net proceeds of the June MTN Offering were used to repay indebtedness of the Company under the Revolving Facility, to fund the partial redemption of the Series 19 notes (as defined below), and for general corporate purposes.
On July 6, 2024, Pembina completed the redemption of $150 million aggregate principal amount of its outstanding $300 million aggregate principal amount of senior unsecured medium-term notes, series 19 (the "Series 19 notes") due June 22, 2026 for cash. The Series 19 notes were redeemed at a redemption price of approximately $1,002 for each $1,000 principal amount of Series 19 notes, being equal to the outstanding principal amount, plus accrued but unpaid interest up until, but excluding, July 6, 2024. Pembina funded the redemption of the Series 19 notes through a portion of the net proceeds of the June MTN Offering.
On November 17, 2024, Pembina completed the redemption of its remaining outstanding $150 million aggregate principal amount of the Series 19 notes due June 22, 2026, for cash. The Series 19 notes were redeemed at a redemption price of approximately $1,023 for each $1,000 principal amount of Series 19 notes, being equal to the outstanding principal amount, plus accrued but unpaid interest up until, but excluding, November 17, 2024. The redemption was funded through a combination of cash on hand and the use of Pembina's credit facility.
For more information about Pembina's exposure to interest rate, foreign currency and liquidity risk, see Note 24 Financial Instruments & Risk Management.
Covenants
Pembina is subject to certain financial covenants under its medium-term note indentures and credit facilities agreements and complies with all financial covenants as of December 31, 2024. Pembina's financial covenants under the indenture governing its medium-term notes and the agreements governing the credit facilities include the following:

Debt	Financial Covenant(1)	Ratio
Senior unsecured medium-term notes	Funded Debt to Capitalization	Maximum 0.70(2)
Credit facilities	Debt to Capital	Maximum 0.70(3)
(1)    Terms as defined in relevant agreements.
(2)    Covenant must be met at the reporting date and filed within 90 days after the end of each fiscal year and within 10 business days after filing of the Consolidated Financial Statements.
(3) Covenant must be met at the reporting date and filed within 120 days after the end of each fiscal year and 60 days after each quarter.